Commodity Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commodity Derivative Instruments
Commodity Derivative Instruments

Note 5—Commodity Derivative Instruments

The Company has entered into commodity derivative instruments, as described below. The Company has utilized swaps, put options, and call options to reduce the effect of price changes on a portion of the Company’s future oil and natural gas production.

A swap has an established fixed price. When the settlement price is below the fixed price, the counterparty pays the Company an amount equal to the difference between the settlement price and the fixed price multiplied by the hedged contract volume. When the settlement price is above the fixed price, the Company pays its counterparty an amount equal to the difference between the settlement price and the fixed price multiplied by the hedged contract volume.

A put option has an established floor price. The buyer of the put option pays the seller a premium to enter into the put option. When the settlement price is below the floor price, the seller pays the buyer an amount equal to the difference between the settlement price and the strike price multiplied by the hedged contract volume. When the settlement price is above the floor price, the put option expires worthless. Some of the Company’s purchased put options have deferred premiums. For the deferred premium puts, the Company agrees to pay a premium to the counterparty at the time of settlement.

A call option has an established ceiling price. The buyer of the call option pays the seller a premium to enter into the call option. When the settlement price is above the ceiling price, the seller pays the buyer an amount equal to the difference between the settlement price and the strike price multiplied by the hedged contract volume. When the settlement price is below the ceiling price, the call option expires worthless.

The Company combines swaps, purchased put options, purchased call options, sold put options, and sold call options in order to achieve various hedging strategies. Some examples of the Company’s hedging strategies are collars which include purchased put options and sold call options, three‑way collars which include purchased put options, sold put options, and sold call options, and enhanced swaps, which include either sold put options or sold call options with the associated premiums rolled into an enhanced fixed price swap.

The objective of the Company’s use of commodity derivative instruments is to achieve more predictable cash flows in an environment of volatile oil and gas prices and to manage its exposure to commodity price risk. While the use of these commodity derivative instruments limits the downside risk of adverse price movements, such use may also limit the Company’s ability to benefit from favorable price movements. The Company may, from time to time, add incremental derivatives to hedge additional production, restructure existing derivative contracts or enter into new transactions to modify the terms of current contracts in order to realize the current value of the Company’s existing positions. The Company does not enter into derivative contracts for speculative purposes.

The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of such contracts. The Company’s derivative contracts are currently with six counterparties. The Company has netting arrangements with the counterparties that provide for the offset of payables against receivables from separate derivative arrangements with the counterparties in the event of contract termination. The derivative contracts may be terminated by a non‑defaulting party in the event of default by one of the parties to the agreement. There are no credit‑risk‑related contingent features or circumstances in which the features could be triggered in derivative instruments that are in a net liability position at the end of the reporting period.

The Company’s commodity derivative contracts as of September 30, 2016 are summarized below:

	2016	2017	2018
NYMEX WTI(1) Crude Swaps:
Notional volume (Bbl)	525,000	1,950,000	—
Weighted average fixed price ($/Bbl)	$38.70	$43.91
NYMEX WTI(1) Crude Sold Calls:
Notional volume (Bbl)	839,000	4,000,000	100,000
Weighted average fixed price ($/Bbl)	$55.15	$53.59	$55.00
NYMEX WTI(1) Crude Sold Puts:
Notional volume (Bbl)	750,000	3,800,000	—
Weighted average fixed price ($/Bbl)	$45.00	36.41
NYMEX WTI(1) Crude Purchased Puts:
Notional volume (Bbl)	1,125,000	4,000,000	—
Weighted average purchased put price ($/Bbl)	$51.44	$46.15
NYMEX HH(2) Natural Gas Swaps:
Notional volume (MMBtu)	3,315,000	20,620,000	1,200,000
Weighted average fixed price ($/MMBtu)	$3.09	$3.02	$3.03
CIG(3) Basis Gas Swaps:
Notional volume (MMBtu)	990,000	990,000	—
Weighted average fixed price ($/MMBtu)	$(0.19)	$(0.19)

(1)NYMEX WTI refers to West Texas Intermediate crude oil price on the New York Mercantile Exchange

(2)NYMEX HH refers to the Henry Hub natural gas price on the New York Mercantile Exchange

(3)CIG refers to the NYMEX HH settlement price less the fixed basis price, the Rocky Mountains (CIGC) Inside FERC settlement price.

The following tables detail the fair value of the Company’s derivative instruments, including the gross amounts and adjustments made to net the derivative instruments for the presentation in the balance sheets (in thousands):

	As of September 30, 2016
			Net Amounts of
	Gross Amounts		Assets and
	of Recognized	Gross Amounts	Liabilities	Gross Amounts
	Assets and	Offset in the	Presented in the	not Offset in the	Net
Location on Balance Sheet	Liabilities	Balance Sheet(1)	Balance Sheet	Balance Sheet(2)	Amounts(3)
Current assets	$16,761	$(16,229)	$532	$(11)	$521
Non-current assets	$5,284	$(5,284)	$—	$—	$—
Current liabilities	$(38,005)	$16,229	$(21,776)	$11	$(28,492)
Non-current liabilities	$(12,011)	$5,284	$(6,727)	$—	$—

	As of December 31, 2015
			Net Amounts of
	Gross Amounts		Assets and
	of Recognized	Gross Amounts	Liabilities	Gross Amounts
	Assets and	Offset in the	Presented in the	not Offset in the	Net
Location on Balance Sheet	Liabilities	Balance Sheet(1)	Balance Sheet	Balance Sheet(2)	Amounts(3)
Current assets	$89,746	$(20,861)	$68,885	$—	$71,791
Non-current assets	$5,916	$(3,010)	$2,906	$—	$—
Current liabilities	$(20,861)	$20,861	$—	$—	$—
Non-current liabilities	$(3,010)	$3,010	$—	$—	$—

(1)Agreements are in place with all of the Company’s financial trading counterparties that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.

(2)Netting for balance sheet presentation is performed by current and non‑current classification. This adjustment represents amounts subject to an enforceable master netting arrangement, which are not netted on the balance sheet. There are no amounts of related financial collateral received or pledged.

(3)Net amounts are not split by current and non‑current. All counterparties in a net asset position are shown in the current asset line item and all counterparties in a net liability position are shown in the current liability line item.

The table below sets forth the commodity derivatives gain (loss) for the three and nine months ended September 30, 2016 and 2015. Commodity derivatives gain (loss) are included under other income (expense).

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Commodity derivatives gain (loss)	$16,225	$46,886	$(62,424)	$38,478

Note 6—Commodity Derivative Instruments

The Company has entered into commodity derivative instruments, as described below. The Company has utilized swaps, collars, three-way collars and puts to reduce the effect of price changes on a portion of the Company’s future oil and natural gas production. A swap requires the Company to pay the counterparty if the settlement price exceeds the strike price and the same counterparty is required to pay the Company if the settlement price is less than the strike price. A collar requires the Company to pay the counterparty if the settlement price is above the ceiling price and requires the counterparty to pay the Company if the settlement price is below the floor price. A three-way collar is a combination of three options: a sold call, a purchased put, and a sold put. The sold call establishes the maximum price that the Company will receive for the contracted commodity volumes. The purchased put establishes the minimum price that the Company will receive for the contracted volumes unless the market price for the commodity falls below the sold put strike price, at which point the minimum price equals the reference price (e.g., NYMEX) plus the excess of the purchased put strike price over the sold put strike price. The objective of the Company’s use of derivative financial instruments is to achieve more predictable cash flows in an environment of volatile oil and gas prices and to manage its exposure to commodity price risk. While the use of these derivative instruments limits the downside risk of adverse price movements, such use may also limit the Company’s ability to benefit from favorable price movements. The Company may, from time to time, add incremental derivatives to hedge additional production, restructure existing derivative contracts or enter into new transactions to modify the terms of current contracts in order to realize the current value of the Company’s existing positions. The Company does not enter into derivative contracts for speculative purposes.

The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of such contracts. The Company’s derivative contracts are currently with six counterparties. The Company has netting arrangements with the counterparties that provide for the offset of payables against receivables from separate derivative arrangements with the counterparties in the event of contract termination. The derivative contracts may be terminated by a non-defaulting party in the event of default by one of the parties to the agreement.

The Company’s commodity derivative contracts as of December 31, 2015 are summarized below:

	2016	2017
NYMEX WTI(1) Crude Swaps:
Notional volume (Bbl)	250,000	—
Weighted average fixed price ($/Bbl)	$51.63
NYMEX WTI(1) Crude Collars:
Notional volume (Bbl)	2,574,150	—
Weighted average purchased put price ($/Bbl)	$57.01
Weighted average sold call price ($/Bbl)	$67.84
NYMEX WTI(1) Crude 3-Way Collars:
Notional volume (Bbl)	1,650,000	—
Weighted average purchased put price ($/Bbl)	$53.25
Weighted average sold call price ($/Bbl)	$58.19
Weighted average sold put price ($/Bbl)	$45.00
NYMEX WTI(1) Crude Enhanced Swaps:
Notional volume (Bbl)	700,000	—
Weighted average fixed price ($/Bbl)	$55.28
Weighted average sold put price ($/Bbl)	$44.36
NYMEX WTI(1) Crude Purchased Puts:
Notional volume (Bbl)	300,000	—
Weighted average purchased put price ($/Bbl)	$40.00
NYMEX HH(2) Natural Gas Swaps:
Notional volume (MMBtu)	13,357,278	13,320,000
Weighted average fixed price ($/MMBtu)	$3.13	$3.01

(1)NYMEX WTI refers to West Texas Intermediate crude oil price on the New York Mercantile Exchange

(2)NYMEX HH refers to the Henry Hub natural gas price on the New York Mercantile Exchange

The following tables detail the fair value of the Company’s derivative instruments, including the gross amounts and adjustments made to net the derivative instruments for the presentation in the balance sheet (in thousands):

		As of December 31, 2015
Underlying Commodity	Location on Balance Sheet	Gross Amounts of Recognized Assets and Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets and Liabilities Presented in the Balance Sheet
Oil and natural gas derivative contracts	Current assets	$89,746	$(20,861)	$68,885
Oil and natural gas derivative contracts	Non-current assets	$5,916	$(3,010)	$2,906
Oil and natural gas derivative contracts	Current liabilities	$(20,861)	$20,861	$—
Oil and natural gas derivative contracts	Non-current liabilities	$(3,010)	$3,010	$—

		As of December 31, 2014
Underlying Commodity	Location on Balance Sheet	Gross Amounts of Recognized Assets and Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets and Liabilities Presented in the Balance Sheet
Oil and natural gas derivative contracts	Current assets	$44,902	$(5,109)	$39,793
Oil and natural gas derivative contracts	Non-current assets	$6,608	$(500)	$6,108
Oil and natural gas derivative contracts	Current liabilities	$(5,109)	$5,109	$—
Oil and natural gas derivative contracts	Non-current liabilities	$(500)	$500	$—

The Company recognized a net gain on commodity derivatives of $79.9 million and $48.0 million for the years ended December 31, 2015 and 2014, respectively.